Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2025 Portfolio - VIP Freedom 2025 Portfolio - Initial Class	Sep. 22, 2023
Bar Chart Table:
Annual Return 2013	19.95%
Annual Return 2014	5.06%
Annual Return 2015	(0.18%)
Annual Return 2016	6.18%
Annual Return 2017	17.89%
Annual Return 2018	(6.52%)
Annual Return 2019	21.86%
Annual Return 2020	15.95%
Annual Return 2021	10.83%
Annual Return 2022	(16.43%)